Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 USD ($)	Jan. 01, 2018 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Investment income	$ 10,158	¥ 69,841	¥ 45,020	¥ 39,539
Held-to-maturity investments, long-term	$ 17,696		205,500		¥ 121,671
Other comprehensive income-change in fair value of available-for-sale investments		272,574	272,574
Other comprehensive income-realized gains reclassified from other comprehensive income to "investment income"		9,663	22,149
Other comprehensive income-net unrealized gains on the available-for-sale investments		29	253,099
Amortized cost of the available-for-sale investments			108,886		¥ 182,142
Accumulated other comprehensive (loss)/income
Schedule of Held-to-maturity Securities [Line Items]
Impact of ASU 2016-01		(251,641)
ASU 2016-01
Schedule of Held-to-maturity Securities [Line Items]
Cumulative effect of adjustment from other comprehensive income to retained earnings						$ 38,700	¥ 251,600
PPDAI Group Inc. | Common Stock | Maximum
Schedule of Held-to-maturity Securities [Line Items]
Percentage of investee's issued share capital	20.00%				20.00%
Held-to-maturity investments
Schedule of Held-to-maturity Securities [Line Items]
Investment income		¥ 19,740	22,090	¥ 21,393
Held to maturity investment, gross unrecognized holding gain			9,136		¥ 5,863
Held-to-maturity investments | Debt Securities of Certain Real Estate Funds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities			¥ 195,500		134,071
Held-to-maturity securities, 2020
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term					100,000
Held-to-maturity securities, 2021
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term					¥ 21,671